Schedule of fair value of the warrants outstanding was weighted average assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrant Liabilities
Stock price	$ 12.07	$ 0.91
Exercise price	$ 1.72	$ 0.72
Expected life	2 years 25 days	1 year 11 months 26 days
Risk-free interest rate	2.58%	2.93%
Expected volatility	89.07%	53.23%
Expected dividends